Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Assets:
Total securities available for sale	$ 9,368	$ 10,445
Loans held for sale	889	1,672
Yield maintenance provisions	213	318
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	9,368	10,445
Loans held for sale	889	1,672
Fair Value, Measurements, Recurring [Member] | Corporate Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale		2,936
Fair Value, Measurements, Recurring [Member] | State and Municipal [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale		886
Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,536	5,011
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	481	727
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	351	885
Fair Value, Measurements, Recurring [Member] | Yield maintenance provisions (embedded derivatives) [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Yield maintenance provisions	213	318
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest rate lock commitments	8	25
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Interest-rate swaps	$ 213	$ 318